RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 34	$ 78
Bank deposits pledged as security for issuing letters of credit and bank bills [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 34	$ 78